Long-Term Debt - 2012 Credit Agreement - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 28, 2012	Dec. 31, 2014	Dec. 31, 2012
Line of Credit Facility [Line Items]
Aggregate principal amount			$ 92,900,000
Maturity date of loan		Dec. 12, 2019
2012 Credit Agreement [Member] | Term A Loan [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 1,030,000,000
Maturity date of loan	Sep. 28, 2017
2012 Credit Agreement [Member] | Term B Loan [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 705,000,000
Maturity date of loan	Sep. 28, 2019
2012 Credit Agreement [Member] | Two Thousand Twelve Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured revolving credit facility	$ 130,000,000
Maturity date of loan	Oct. 19, 2015